Document and Entity Information	Sep. 30, 2016
Prospectus:
Document Type	Other
Document Period End Date	Sep. 30, 2016
Registrant Name	FORUM FUNDS II
Central Index Key	0001576367
Amendment Flag	false
Document Creation Date	Mar. 14, 2017
Document Effective Date	Mar. 14, 2017
Prospectus Date	Feb. 01, 2017